Consolidated Balance Sheet (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	52	214
Restricted cash and cash equivalents	463	448
Accounts receivable	928	815
Material and supplies	335	274
Deferred and receivable income taxes	163	137
Other	125	89
Total current assets	2,066	1,977
Properties	28,514	26,227
Pension Asset	882	1,662
Intangible and other assets	330	297
Total assets	31,792	30,163
Current liabilities
Accounts payable and other	1,657	1,477
Current portion of long-term debt	544	1,021
Total current liabilities	2,201	2,498
Deferred income taxes	6,902	6,537
Pension and other postretirement benefits, net of current portion	650	541
Other liabilities and deferred credits	704	815
Long-term debt	7,865	6,819
Shareholders' equity
Common shares	3,718	3,795
Additional paid-in capital	439	220
Accumulated other comprehensive loss	(2,427)	(1,850)
Retained earnings	11,740	10,788
Total shareholders' equity	13,470	12,953
Total liabilities and shareholders' equity	31,792	30,163